UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: September 30
Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNER SMALL CAP VALUE FUND
FORM N-Q
JUNE 30, 2007

Legg Mason Partners Small Cap Value Fund
Schedule of Investments (unaudited)
 June 30, 2007

Shares	Security	Value

COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 16.2%
Auto Components — 2.8%
336,200	Cooper Tire & Rubber Co.	$9,285,844
194,047	Sauer-Danfoss Inc.	5,774,839
240,710	Superior Industries International Inc.	5,237,849

	Total Auto Components	20,298,532

Diversified Consumer Services — 0.9%
139,598	Steiner Leisure Ltd. *	6,857,054

Hotels, Restaurants & Leisure — 1.8%
436,630	O’Charleys Inc.	8,802,461
66,500	Ruby Tuesday Inc.	1,750,945
196,700	Trump Entertainment Resorts Inc. *	2,468,585

	Total Hotels, Restaurants & Leisure	13,021,991

Household Durables — 2.8%
531,513	Furniture Brands International Inc.	7,547,484
111,653	Snap-on Inc.	5,639,593
254,400	Tupperware Brands Corp.	7,311,456

	Total Household Durables	20,498,533

Leisure Equipment & Products — 1.8%
305,400	Callaway Golf Co.	5,439,174
493,721	K2 Inc. *	7,499,622

	Total Leisure Equipment & Products	12,938,796

Multiline Retail — 0.9%
185,584	Dillard’s Inc., Class A Shares	6,668,033

Specialty Retail — 4.2%
177,946	Buckle Inc.	7,011,073
297,514	Cato Corp., Class A Shares	6,527,457
186,346	DEB Shops Inc.	5,152,467
191,400	Lithia Motors Inc., Class A Shares	4,850,076
512,620	West Marine Inc. *	7,053,651

	Total Specialty Retail	30,594,724

Textiles, Apparel & Luxury Goods — 1.0%
292,677	Timberland Co., Class A Shares *	7,372,534

	TOTAL CONSUMER DISCRETIONARY	118,250,197

CONSUMER STAPLES — 4.4%
Food & Staples Retailing — 1.5%
281,500	Casey’s General Stores Inc.	7,673,690
82,050	Weis Markets Inc.	3,323,846

	Total Food & Staples Retailing	10,997,536

Food Products — 2.1%
928,995	Del Monte Foods Co.	11,296,579
135,000	Smithfield Foods Inc. *	4,156,650

	Total Food Products	15,453,229

Household Products — 0.8%
475,300	Central Garden and Pet Co., Class A shares *	5,575,269

	TOTAL CONSUMER STAPLES	32,026,034

ENERGY — 6.0%
Energy Equipment & Services — 3.0%
489,600	Input/Output Inc. *	7,642,656
117,095	National-Oilwell Varco Inc. *	12,205,982
81,773	Superior Well Services Inc. *	2,077,852

	Total Energy Equipment & Services	21,926,490

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Value Fund
Schedule of Investments (unaudited) (continued)
 June 30, 2007

Shares	Security	Value

Oil, Gas & Consumable Fuels — 3.0%
307,226	Denbury Resources Inc. *	$11,520,975
173,758	XTO Energy Inc.	10,442,856

	Total Oil, Gas & Consumable Fuels	21,963,831

	TOTAL ENERGY	43,890,321

FINANCIALS — 19.5%
Capital Markets — 0.7%
86,600	Investors Financial Services Corp.	5,340,622

Commercial Banks — 7.8%
163,300	Capital Corp. of the West	3,912,668
305,175	Cascade Financial Corp.	4,830,920
260,678	Central Pacific Financial Corp.	8,604,981
56,600	City National Corp.	4,306,694
115,128	Cullen/Frost Bankers Inc.	6,155,894
490,751	First Security Group Inc.	5,300,111
82,209	IBERIABANK Corp.	4,065,235
269,027	Midwest Banc Holdings Inc.	3,900,892
69,730	PAB Bankshares Inc.	1,335,330
44,900	Tompkins Trustco Inc.	1,679,260
402,200	UCBH Holdings Inc.	7,348,194
241,695	Umpqua Holdings Corp.	5,682,249

	Total Commercial Banks	57,122,428

Diversified Financial Services — 1.9%
171,696	Financial Federal Corp.	5,119,975
149,224	Portfolio Recovery Associates Inc.	8,956,424

	Total Diversified Financial Services	14,076,399

Insurance — 2.7%
203,190	Allied World Assurance Holdings Ltd.	10,413,487
293,661	CNA Surety Corp. *	5,553,130
77,005	Midland Co.	3,614,615

	Total Insurance	19,581,232

Real Estate Investment Trusts (REITs) — 4.4%
119,743	American Land Lease Inc.	2,993,575
233,700	BioMed Realty Trust Inc.	5,870,544
200,867	Cousins Properties Inc.	5,827,152
83,996	Duke Realty Corp.	2,996,137
163,824	LaSalle Hotel Properties	7,113,238
74,642	Liberty Property Trust	3,279,023
68,200	Mid-America Apartment Communities Inc.	3,579,136

	Total Real Estate Investment Trusts (REITs)	31,658,805

Thrifts & Mortgage Finance — 2.0%
99,711	City Bank	3,141,894
205,980	PMI Group Inc.	9,201,126
46,186	Triad Guaranty Inc. *	1,844,207

	Total Thrifts & Mortgage Finance	14,187,227

	TOTAL FINANCIALS	141,966,713

HEALTH CARE — 5.7%
Biotechnology — 1.0%
96,692	iShares Nasdaq Biotechnology Index Fund	7,555,513

Health Care Equipment & Supplies — 0.8%
301,263	National Dentex Corp. *	5,654,706

Health Care Providers & Services — 2.6%
71,967	Apria Healthcare Group Inc. *	2,070,490
312,921	Cross Country Healthcare Inc. *	5,219,522
191,270	LifePoint Hospitals Inc. *	7,398,324
See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Value Fund
Schedule of Investments (unaudited) (continued)
 June 30, 2007

Shares	Security	Value

Health Care Providers & Services — 2.6% (continued)
292,920	RehabCare Group Inc. *	$4,171,181

	Total Health Care Providers & Services	18,859,517

Life Sciences Tools & Services — 0.5%
224,900	Enzo Biochem Inc. *	3,362,255

Pharmaceuticals — 0.8%
470,219	Bentley Pharmaceuticals Inc. *	5,708,459

	TOTAL HEALTH CARE	41,140,450

INDUSTRIALS — 22.0%
Aerospace & Defense — 2.7%
129,546	DRS Technologies Inc.	7,419,100
237,448	HEICO Corp., Class A Shares	8,346,297
191,194	Orbital Sciences Corp. *	4,016,986

	Total Aerospace & Defense	19,782,383

Airlines — 1.3%
621,400	AirTran Holdings Inc. *	6,785,688
112,200	SkyWest Inc.	2,673,726

	Total Airlines	9,459,414

Building Products — 3.7%
399,992	Gibraltar Industries Inc.	8,859,823
318,490	Goodman Global Inc. *	7,076,848
341,076	Patrick Industries Inc. *	5,375,357
166,800	Simpson Manufacturing Co. Inc.	5,627,832

	Total Building Products	26,939,860

Commercial Services & Supplies — 2.5%
279,096	Labor Ready Inc. *	6,449,908
84,191	United Stationers Inc. *	5,610,488
121,445	Watson Wyatt Worldwide Inc., Class A Shares	6,130,544

	Total Commercial Services & Supplies	18,190,940

Construction & Engineering — 1.9%
86,946	EMCOR Group Inc. *	6,338,363
118,480	Perini Corp. *	7,290,075

	Total Construction & Engineering	13,628,438

Electrical Equipment — 1.6%
76,000	Hubbell Inc., Class B Shares	4,120,720
153,800	Regal-Beloit Corp.	7,157,852

	Total Electrical Equipment	11,278,572

Machinery — 7.1%
211,566	Albany International Corp., Class A Shares	8,555,729
205,431	IDEX Corp.	7,917,311
164,989	Kaydon Corp.	8,599,227
109,888	Kennametal Inc.	9,014,113
182,440	Mueller Industries Inc.	6,283,233
88,700	RBC Bearings Inc. *	3,658,875
217,138	Wabtec Corp.	7,932,051

	Total Machinery	51,960,539

Marine — 1.2%
230,410	Kirby Corp. *	8,845,440

	TOTAL INDUSTRIALS	160,085,586

INFORMATION TECHNOLOGY — 18.6%
Communications Equipment — 4.5%
62,881	Bel Fuse Inc., Class B Shares	2,139,841
147,432	Black Box Corp.	6,100,736
270,630	Digi International Inc. *	3,989,086
See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Value Fund
Schedule of Investments (unaudited) (continued)
 June 30, 2007

Shares	Security	Value

Communications Equipment — 4.5% (continued)
76,900	Dycom Industries Inc. *	$2,305,462
614,600	Foundry Networks Inc. *	10,239,236
302,000	Plantronics Inc.	7,918,440

	Total Communications Equipment	32,692,801

Computers & Peripherals — 0.4%
99,647	Rimage Corp. *	3,147,849

Electronic Equipment & Instruments — 1.2%
260,499	Tektronix Inc.	8,789,236

IT Services — 1.6%
316,361	MedQuist Inc. *	2,882,049
509,937	Perot Systems Corp., Class A Shares *	8,689,326

	Total IT Services	11,571,375

Semiconductors & Semiconductor Equipment — 7.4%
123,632	Cabot Microelectronics Corp. *	4,387,700
756,740	Entegris Inc. *	8,990,071
495,840	Exar Corp. *	6,644,256
496,800	Fairchild Semiconductor International Inc. *	9,598,176
947,100	Kulicke & Soffa Industries Inc. *	9,916,137
293,900	OmniVision Technologies Inc. *	5,322,529
323,100	Verigy Ltd. *	9,243,891

	Total Semiconductors & Semiconductor Equipment	54,102,760

Software — 3.5%
409,653	EPIQ Systems Inc. *	6,619,993
1,133,800	Lawson Software Inc. *	11,213,282
217,482	McAfee Inc. *	7,655,366

	Total Software	25,488,641

	TOTAL INFORMATION TECHNOLOGY	135,792,662

MATERIALS — 2.3%
Construction Materials — 0.7%
77,700	Florida Rock Industries Inc.	5,244,750

Containers & Packaging — 1.3%
258,562	AptarGroup Inc.	9,194,465

Metals & Mining — 0.3%
91,100	Meridian Gold Inc. *	2,512,538

	TOTAL MATERIALS	16,951,753

UTILITIES — 1.4%
Electric Utilities — 0.2%
46,397	MGE Energy Inc.	1,515,790

Gas Utilities — 1.2%
79,736	New Jersey Resources Corp.	4,068,130
99,184	Northwest Natural Gas Co.	4,581,309

	Total Gas Utilities	8,649,439

	TOTAL UTILITIES	10,165,229

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Value Fund
Schedule of Investments (unaudited) (continued)
 June 30, 2007

Shares	Security	Value

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $488,407,136)	700,268,945

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 2.7%
Repurchase Agreement — 2.7%
$19,520,000	Interest in $478,335,000 joint tri-party repurchase agreement dated 6/29/07 with Goldman Sachs & Co., 5.300% due 7/2/07; Proceeds at maturity — $19,528,621; (Fully collateralized by various U.S. government obligations, 0.000% to 7.250% due 9/13/07 to 8/15/22; Market value — $19,910,436) (Cost — $19,520,000)	$19,520,000

	TOTAL INVESTMENTS — 98.8% (Cost — $507,927,136#)	719,788,945
	Other Assets in Excess of Liabilities — 1.2%	8,783,192

	TOTAL NET ASSETS — 100.0%	$728,572,137

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Small Cap Value Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of Legg Mason Partners Investment Funds, Inc., a Maryland corporation, registered under the 1940 Act, as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$228,497,156
Gross unrealized depreciation	(16,635,347)

Net unrealized appreciation	$211,861,809

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
     ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: August 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: August 27, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: August 27, 2007